Financial assets at fair value through profit or loss - Financial assets to which overlay approach were applied in accordance with IFRS 9 'Financial Instruments' and IFRS 4 'Insurance Contracts' (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	₩ 4,937,537	₩ 4,929,020
Due from banks at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	34,262	63,112
Securities at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	₩ 4,903,275	₩ 4,865,908